Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During fiscal 2026, equity awards were granted to our executive officers, including our named executive officers, after approval by our board of directors. These awards were granted when a Company blackout period was not in effect. While the Amended and Restated Hamilton Lane Incorporated 2017 Equity Incentive Plan (the “2017 Equity Plan”) could be used to grant incentive stock options, nonqualified stock options, and stock appreciation rights (and substitute awards relating thereto), we do not currently grant stock options or similar awards pursuant to the 2017 Equity Plan and our practice is to grant awards of restricted stock. If stock options were to be granted, the 2017 Equity Plan requires that stock options be granted with an exercise price at least equal to the closing market price of our Class A common stock on the grant date. We do not backdate grants of awards and we do not have any program, plan or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During fiscal 2026, equity awards were granted to our executive officers, including our named executive officers, after approval by our board of directors. These awards were granted when a Company blackout period was not in effect. While the Amended and Restated Hamilton Lane Incorporated 2017 Equity Incentive Plan (the “2017 Equity Plan”) could be used to grant incentive stock options, nonqualified stock options, and stock appreciation rights (and substitute awards relating thereto), we do not currently grant stock options or similar awards pursuant to the 2017 Equity Plan and our practice is to grant awards of restricted stock. If stock options were to be granted, the 2017 Equity Plan requires that stock options be granted with an exercise price at least equal to the closing market price of our Class A common stock on the grant date. We do not backdate grants of awards and we do not have any program, plan or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During fiscal 2026, equity awards were granted to our executive officers, including our named executive officers, after approval by our board of directors. These awards were granted when a Company blackout period was not in effect. While the Amended and Restated Hamilton Lane Incorporated 2017 Equity Incentive Plan (the “2017 Equity Plan”) could be used to grant incentive stock options, nonqualified stock options, and stock appreciation rights (and substitute awards relating thereto), we do not currently grant stock options or similar awards pursuant to the 2017 Equity Plan and our practice is to grant awards of restricted stock. If stock options were to be granted, the 2017 Equity Plan requires that stock options be granted with an exercise price at least equal to the closing market price of our Class A common stock on the grant date. We do not backdate grants of awards and we do not have any program, plan or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false